Changes In Carrying Amount of Goodwill (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Indefinite-lived Intangible Assets [Line Items]
Balance as of January 1	$ 388,363	2,419,542	63,686
Goodwill acquired	234,029	1,458,023	2,468,874
Impairment losses	0	0	(113,011)
Foreign currency translation adjustment	0	(1)	(7)
Balance as of December 31	$ 622,392	3,877,564	2,419,542